Related Party Balances and Transactions (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets:
Trade receivables, net	$ 11,039	$ 20,381
Other accounts receivable and prepaid expenses	1,536	1,766
Operating lease right-of-use assets	5,842
Liabilities:
Other liabilities and accrued expenses	4,050	2,281
Operating lease liabilities - current	1,263
Operating lease liabilities – non-current	4,967
Related Parties [Member]
Assets:
Trade receivables, net		13,596
Other accounts receivable and prepaid expenses	37
Operating lease right-of-use assets	4,499
Liabilities:
Trade payables	105	81
Other liabilities and accrued expenses	31	12
Operating lease liabilities - current	816
Operating lease liabilities – non-current	$ 4,016